S000001111 [Member] Performance Management - Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. Prior to October 11, 2016, the Portfolio operated as a stable NAV money market fund. Beginning October 11, 2016, the Portfolio operates as a floating NAV money market fund. The table shows the Portfolio’s average annual total returns for one-, five- and ten-year periods ended December 31, 2025. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling (800) 621-9215.

Performance Past Does Not Indicate Future [Text]	The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio.
Bar Chart [Heading]	Money Market Portfolio Annual Total Returns for Each Year
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 1.40% (for the quarter ended December 31, 2023) and the lowest quarterly return was -0.03% (for the quarter ended March 31, 2022).

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025):
Performance Table Closing [Text Block]
The Money Market Portfolio seven-day average yield as of December 31, 2025 was 3.79%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.

Money Market Seven Day Yield, Caption [Optional Text]	The Money Market Portfolio seven-day average yield as of December 31, 2025 was
Money Market Seven Day Yield Phone	(800) 621-9215
Money Market Seven Day Yield	3.79%
Performance Availability Website Address [Text]	www.pif.com
Performance Availability Phone [Text]	(800) 621-9215
Money Market Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(0.03%)
Lowest Quarterly Return, Date	Mar. 31, 2022